Summary of Significant Accounting Policies (Details) - Schedule of valuation model for the level 3 valuations	3 Months Ended
Mar. 31, 2021 $ / shares shares
Private Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Term (years)	4 years 2 months 12 days
Stock price	$ 5.02
Exercise price	$ 11.50
Dividend yield	0.00%
Expected volatility	46.60%
Risk free interest rate	0.70%
Number of shares | shares	1,480,000
Value (per share)	$ 0.28
November Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Term (years)	4 years 7 months 6 days
Stock price	$ 5.02
Exercise price	$ 1.40
Dividend yield	0.00%
Expected volatility	49.50%
Risk free interest rate	0.90%
Number of shares | shares	4,530,302
Value (per share)	$ 3.81
December Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Term (years)	4 years 8 months 12 days
Stock price	$ 5.02
Exercise price	$ 1.40
Dividend yield	0.00%
Expected volatility	49.50%
Risk free interest rate	0.90%
Number of shares | shares	10,036,925
Value (per share)	$ 3.81